Note 13 - Lease Liabilities and Other Loans - Noncurrent and Current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Non-current portion	$ 6,776	$ 4,723
Current portion	3,770	3,112
Total lease liabilities and other loans	10,545	7,836
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current portion	6,776	4,723
Current portion	3,659	2,840
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current portion	0	0
Current portion	0	146
Other loans [member]
Statement Line Items [Line Items]
Current portion	$ 111	$ 126